NON-CASH TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity
Non-cash transaction [Line Items]
Capital increase	R$ (11,336,653)	R$ (1,194,490)
Total	(11,336,653)	(1,194,490)
Loans and financing
Non-cash transaction [Line Items]
Acquisition of property and equipment		(103,136)
Acquisition of capitalized maintenance		(284,671)
Capital increase	10,298,882	878,617
Acquisition of lease	(72,864)
DIP Costs		342,182
Transfers		(38,576)
Execution of letters of credit		(724,599)
Write-offs	274,515
Total	10,500,533	(614,547)
Convertible debt instruments
Non-cash transaction [Line Items]
Capital increase	1,037,771
DIP Costs		(342,182)
Total	1,037,771
Leases
Non-cash transaction [Line Items]
Capital increase		308,265
Compensation of lease		608,108
Acquisition of lease	(1,137,880)	(764,848)
Lease Modifications	130,447	246,275
Transfers		155,250
Total	(1,007,433)	553,050
Accounts payable
Non-cash transaction [Line Items]
Acquisition of property and equipment	(147,055)	(271,500)
Acquisition of capitalized maintenance	(344,500)	(183,422)
Acquisition of intangible	2,624	(76,112)
Maintenance prepayment	(69,444)	(37,050)
Maintenance reserves	(79,215)	(82,190)
Capital increase		7,608
Compensation of accounts payable	5,017	383,304
Acquisition of lease	9,921	231
Transfers		(155,250)
Total	(622,652)	(414,381)
Derivative financial instruments
Non-cash transaction [Line Items]
Transfers		38,576
Total		38,576
Provisions
Non-cash transaction [Line Items]
Addition the ARO	(61,215)	(234,340)
Lease Modifications	(21,624)	422,368
Total	(82,839)	188,028
Accounts receivable
Non-cash transaction [Line Items]
Maintenance reserves	168,500	44,857
Compensation of lease		(249,762)
Compensation of accounts payable	(5,017)	(15,373)
Acquisition of lease	34,499	11,773
Total	197,982	(208,505)
Inventories
Non-cash transaction [Line Items]
Transfers		(17,585)
Total		(17,585)
Deposits
Non-cash transaction [Line Items]
Maintenance reserves	(89,285)	37,333
Compensation of accounts payable		(367,931)
Acquisition of lease	(20,294)
Execution of letters of credit		648,199
Write-offs	20,901
Total	(88,678)	317,601
Property and equipment
Non-cash transaction [Line Items]
Acquisition of property and equipment	147,055	374,636
Compensation of lease		(181,356)
Write-offs	(295,416)
Total	(177,713)	193,280
Right-of-use assets
Non-cash transaction [Line Items]
Acquisition of capitalized maintenance	344,500	468,093
Acquisition of lease	1,186,618	752,844
Addition the ARO	61,215	234,340
Lease Modifications	(108,823)	(668,643)
Transfers		57,862
Total	1,512,862	844,496
Intangible assets
Non-cash transaction [Line Items]
Acquisition of intangible	(2,624)	76,112
Total	(2,624)	76,112
Other assets
Non-cash transaction [Line Items]
Maintenance prepayment	69,444	37,050
Compensation of lease		(176,990)
Transfers		(40,277)
Execution of letters of credit		76,400
Total	R$ 69,444	R$ 238,365